Note 8 - Other Long-term Liabilities - Other Liabilities, Current and Noncurrent (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred rent	$ 594,699	$ 641,799	$ 1,227,414
Deferred taxes	420,438	420,438	363,774
Total	$ 1,015,137	$ 1,062,237	$ 1,591,188